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                                   FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXHANGE ACT OF 1934 AND RULES
THEREUNDER

    Report for the Calendar Year or Quarter Ended ____March 31___, 19 99 .

               (Please read instructions before preparing form.)

If amended report check here:  ____

__Daniel R. Efroymson______________________________________________________
Name of Institutional Investment Manager

__445 North Pennsylvania Street, Suite 500, Indianapolis,   Indiana      46204_
Business Address     (Street)                 (City)        (State)      (Zip)

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of _____Indianapolis ____ , and the State of ____Indiana_________ on the ____5th______ day of ______May________, 19_99_.


                                        _____Daniel R. Efroymson______________
                                    (Name of Institutional Investment Manager)

                                          ____________________________________
                                   (Manual Signature of Person Duly Authorized
                                                        to Submit This Report)
Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:

1.                                        6.
2.                                        7.
3.                                        8.
4.                                        9.
5.                                        10.

Item 1:      Item 2:         Item 3:    Item 4:  Item 5:    Item 6:                         Item 7:     Item 8:
Name of      Title of        CUSIP      Fair     Shares     Investment Discretion           Managers    Voting    Autho.  Shares
Issuer       Class           Number     Market   of         (a)Sole  (b)Shared-  (c)Shared- See Instr.  (a)Sole (b)Shared (c)None
                                        Value    Principal            As Defined   Other      V
                                                 Amount               In Instr. V

Adaptec Inc. Common Stock  00651F-10-8   542     23,750                               X                           23,750
American Financial
Group        Common Stock  025932-10-4  1,193    33,902                               X                           33,902
Arnold
Industries   Common Stock  042595-10-8  8,925   600,000                               X                           600,000
Ameritech    Common Stock  030954-10-1  922      16,000                               X                           16,000
Atlantic
Richfield    Common Stock  048825-10-3  2,340    32,000                               X                           32,000
Ameriana
Bancorp      Common Stock  023613-10-2   26       1,650                               X                           1,650
Boise Cascade
Corp         Common Stock  097383-10-3   215      6,666                               X                           6,666
Bell
Atlantic     Common Stock  077853-10-9   414      8,000                               X                           8,000
Browning Ferris
Industries   Common Stock  115885-10-5   617     16,000                               X                           16,000
Bell South   Common Stock  079860-10-2   962     24,000                               X                           24,000
BristolMyers Common Stock  110122-10-8  1,026    16,000                               X                           16,000
Berkshire
 Hathaway    Common Stock  084670-10-8   500        7                                 X                            7
Biomet, Inc. Common Stock  090613-10-0   252      6,000                               X                           6,000
Conagra Inc. Common Stock  205887-10-2   513     20,000                               X                           20,000
Chubb Corp   Common Stock  171232-10-1  3,162    54,000                               X                           54,000
Cendant Corp Common Stock  151313-10-3   159     10,000                               X                           10,000
CMAC Investment
 Corp.       Common Stock  125662-10-6   634     16,250                               X                           16,250
Consolidated
 Products    Common Stock  209798-10-7  1,012    57,826                               X                           57,826
DII Group,
 Inc.        Common Stock  232949-10-7   761     26,030                               X                           26,030
Dun & Bradstreet
 Corp.       Common Stock  26483B-10-6   314      8,800                               X                           8,800
Dover Corp   Common Stock  260003-10-8    20        600                               X                           600
Duke Realty
 Investment  Common Stock  264411-40-6    44      2,040                               X                           2,040
First Alliance
 Corp        Common Stock  317936-10-2    63     17,250                               X                           17,250
Frozen Food
 Express     Common Stock  359360-10-4   177     27,759                               X                           27,759
First Indiana
 Bank        Common Stock  32054R-10-8   534     28,123                               X                           28,123
Guilford
 Mills       Common Stock  401794-10-2   172     19,687                               X                           19,687
GTE Corp.    Common Stock  362320-10-3   478      7,900                               X                           7,900
Hanson PLC   Common Stock  411352-40-4   160      3,634                               X                           3,634
Huntington
Bancshares   Common Stock  446150-10-4    90      2,898                               X                           2,898
HSB Group,
 Inc.        Common Stock  40428N-10-9  10,358  279,000                               X                           279,000
Hewlett
 Packard     Common Stock  428236-10-3  1,105    16,300                               X                           16,300
Impath, Inc. Common Stock  45255G-10-1     25     1,000                               X                           1,000
Johnson &
 Johnson     Common Stock  478160-10-4  8,976    96,000                               X                           96,000
Kerr McGee
 Corp        Common Stock  492386-10-7   591     18,000                               X                           18,000
Kroger       Common Stock  501044-10-1  12,933  216,000                               X                           216,000
Lilly
 Industries  Common Stock  532491-10-7    40      2,608                               X                           2,608
LiquiBox CorpCommon Stock  536314-10-7   218      4,500                               X                           4,500
Eli Lilly
 & Co.       Common Stock  532457-10-8  1,358    16,000                               X                           16,000
Leucadia Nat'l.
 Corp.       Common Stock   527288-10-4    23        750                               X                           750
Millenium
 Chemicals   Common Stock   599903-10-1    41      2,076                               X                           2,076
Marshall
 Industries  Common Stock   572393-10-6   486     36,000                               X                           36,000
Herman
 Miller Inc. Common Stock   600544-10-0  2,628   144,000                               X                           144,000
Modern
 Controls    Common Stock   607556-10-7    60     13,219                               X                           13,219
Motorola Inc.Common Stock   620076-10-9   513      7,000                               X                           7,000
Merck & Co.  Common Stock   589331-10-7  1,442    18,000                               X                           18,000
Microsoft
 Corp.       Common Stock   594918-10-4  2,689    30,000                               X                           30,000
MascoTech    Common Stock   574670-10-5  1,488    96,000                               X                           96,000
Manitowoc Co Common Stock   563571-10-8  5,276   126,000                               X                           126,000
Mylan
 LaboratoriesCommon Stock   628530-10-7   659     24,000                               X                           24,000
Milacron Inc Common Stock   598709-10-3   567     36,000                               X                           36,000
Newmont
 Mining      Common Stock   651639-10-6   961     54,916                               X                           54,916
Network
 Assocs Inc  Common Stock   640938-10-6   307     10,000                               X                           10,000
Nielsen Media
 Research    Common Stock   653929-30-7    72      2,933                               X                           2,933
Norfolk
 Southern    Common Stock   655844-10-8  1,424    54,000                               X                           54,000
Nucor Corp.  Common Stock   670346-10-5  12,690  288,000                               X                           288,000
NW Natural
 Gas         Common Stock   667655-10-4   512     23,400                               X                           23,400
Ohio Casualty
 Corp.       Common Stock   677240-10-3   624     16,000                               X                           16,000
Ocwen
 Financial   Common Stock   675746-10-1   370     42,000                               X                           42,000
Bank One
 Corp        Common Stock   06423A-10-3 12,389   224,998                               X                           224,998
Occidental
 Petroleum   Common Stock   674599-10-5   172      9,570                               X                           9,570
Penn Virginia
 Corp.       Common Stock   707882-10-6  1,405    80,000                               X                           80,000
R.H.
 Donnelley   Common Stock   74955W-30-7    27      1,760                               X                           1,760
Reynolds Metals
 Corp.       Common Stock   761763-10-1   403      8,344                               X                           8,344
Reliastar
 Corp.       Common Stock   75952U-10-3  1,794    42,078                               X                           42,078
Russell Corp Common Stock   782352-10-8  3,606   179,200                               X                           179,200
IMS Health   Common Stock   449934-10-8   583     17,600                               X                           17,600
Sigma Aldrich
 Corp.       Common Stock   826552-10-1   293     10,000                               X                           10,000
Sonoco Corp  Common Stock   835495-10-2    64      2,772                               X                           2,772
Sysco Corp   Common Stock   871829-10-7   118      4,500                               X                           4,500
Temple
 Inland      Common Stock   879868-10-7  2,510    40,000                               X                           40,000
TRW, Inc.    Common Stock   872649-10-8  1,456    32,000                               X                           32,000
Time Warner
 Inc.        Common Stock   887315-10-9 20,394   288,000                               X                           288,000
Texas
 Instruments Common Stock   882848-10-4   217      5,160                               X                           5,160
Union Pacific
 Corporation Common Stock   907818-10-8  1,837    34,380                               X                           34,380
Union Pacific
 Resources   Common Stock   907834-10-5   346     29,118                               X                           29,118
US
 Industries  Common Stock   912080-10-8    36      2,179                               X                           2,179
Vishay Intertech
 Inc.        Common Stock   928298-10-8    578    39,887                               X                           39,887
MCI Worldcom
 Inc.        Common Stock   55268B-10-6  1,630    18,409                               X                           18,409
Wind River
 Systems     Common Stock   973149-10-7     80     4,500                               X                           4,500
Wabash National
 Corp        Common Stock   527288-10-4    142    12,250                               X                           12,250
